FUTURE POLICY BENEFITS, POLICY AND CONTRACT CLAIMS AND POLICYHOLDERS' ACCOUNT BALANCES (Tables)	6 Months Ended
Jun. 30, 2022
Insurance Reserve [Abstract]
Disclosure of insurance reserves
The Company’s future policy benefits and policy, contract claims and policyholders account balances are as follows:

AS AT JUN. 30, 2022 AND DEC. 31, 2021 US$ MILLIONS	2022	2021
Gross	$30,086	$8,497
Reinsurance assets	(576)	(169)
Total insurance reserves	$29,510	$8,328

Disclosure of movement in insurance reserves
The following table summarizes the movement between insurance reserves for the periods ended June 30, 2022 and June 30, 2021 by its major components:

Future Policy Benefits
FOR THE THREE MONTHS ENDED JUN. 30 2022 US$ MILLIONS	Life	Annuities	Health	Gross reserves	Reinsurance assets	Net
Beginning of period	$—	$8,512	$—	$8,512	$148	$8,364
Changes during the period
Acquisition from business combination	3,459	1,627	46	5,132	7	5,125
New business	1	1,228	—	1,229	—	1,229
Normal changes	(236)	(169)	—	(405)	95	(500)
Management actions and changes in assumptions	—	16	—	16	—	16
	3,224	2,702	46	5,972	102	5,870
Impact of foreign exchange[1]	—	(74)	—	(74)	(4)	(70)
Balance at end of period	$3,224	$11,140	$46	$14,410	$246	$14,164

Future Policy Benefits
FOR THE SIX MONTHS ENDED JUN. 30 2022 US$ MILLIONS	Life	Annuities	Health	Gross reserves	Reinsurance assets	Net
Beginning of period	$—	$8,497	$—	$8,497	$169	$8,328
Changes during the period
Acquisition from business combination	3,459	1,627	46	5,132	7	5,125
New business	1	1,535	—	1,536	—	1,536
Normal changes	(236)	(520)	—	(756)	73	(829)
Management actions and changes in assumptions	—	53	—	53	—	53
	3,224	2,695	46	5,965	80	5,885
Impact of foreign exchange[1]	—	(52)	—	(52)	(3)	(49)
Balance at end of period	$3,224	$11,140	$46	$14,410	$246	$14,164

Future Policy Benefits
FOR THE THREE MONTHS ENDED JUN. 30 2021 US$ MILLIONS	Life	Annuities	Health	Gross reserves	Reinsurance assets	Net
Beginning of period	$—	$1,264	$—	$1,264	$178	$1,086
Changes during the period
New business	—	52	—	52	—	52
Normal changes	—	6	—	6	(4)	10
Management actions and changes in assumptions	—	1	—	1	(1)	2
	—	59	—	59	(5)	64
Impact of foreign exchange[1]	—	16	—	16	3	13
Balance at end of period	$—	$1,339	$—	$1,339	$176	$1,163

Future Policy Benefits
FOR THE SIX MONTHS ENDED JUN. 30 2021 US$ MILLIONS	Life	Annuities	Health	Gross reserves	Reinsurance assets	Net
Beginning of period	$—	$1,339	$—	$1,339	$190	$1,149
Changes during the period
New business	—	55	—	55	—	55
Normal changes	—	(94)	—	(94)	(18)	(76)
Management actions and changes in assumptions	—	5	—	5	(2)	7
	—	(34)	—	(34)	(20)	(14)
Impact of foreign exchange[1]	—	34	—	34	6	28
Balance at end of period	$—	$1,339	$—	$1,339	$176	$1,163

Policy and contract claims
FOR THE THREE AND SIX MONTHS ENDED JUN. 30 2022 US$ MILLIONS	Gross reserves	Reinsurance assets	Net
Beginning of period	$—	$—	$—
Changes during the period
Acquisition from business combination	1,706	116	1,590
New business	—	—	—
Normal changes	12	211	(199)
Management actions and changes in assumptions	16	3	13
	1,734	330	1,404
Balance at end of period	$1,734	$330	$1,404
1.Foreign currency translation reported as a separate component of other comprehensive income.
Schedule of Movement In Policyholders’ Account Balances
The following table presents movement in Policyholders’ account balances:

	Three Months Ended		Six Months Ended
FOR THE THREE AND SIX MONTHS ENDED JUN. 30 2022 US$ MILLIONS	2022	2021	2022	2021
Beginning of period	$—	$—	$—	$—
Changes during the period
Acquisition from business combination	13,939	—	13,939	—
Policyholders' account deposits	141	—	141	—
Interest credited to policyholders' account balances	5	—	5	—
Policyholders' account withdrawals	(112)	—	(112)	—
Charges to policyholders' account balances	(31)	—	(31)	—
Balance at end of period	$13,942	$—	$13,942	$—